UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21229
Investment Company Act File Number
Eaton Vance New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New Jersey Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 1.1%
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/23	$350	$389,449

		$389,449

Education — 3.0%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$760,185
Rutgers State University, 5.00%, 5/1/39	250	268,622

		$1,028,807

General Obligations — 11.1%
Gloucester County, 4.00%, 10/1/19	$220	$254,527
Gloucester County, 4.00%, 10/1/20	70	81,097
Gloucester County, 4.00%, 10/1/21	295	341,371
Gloucester County, 4.00%, 10/1/22	250	284,825
Gloucester County, 5.00%, 10/1/23	180	217,202
Gloucester County, 5.00%, 10/1/24	180	214,126
Monmouth County Improvement Authority, 5.00%, 1/15/27(1)	1,375	1,599,029
West Morris Regional High School District, 4.50%, 5/1/23	360	427,356
West Morris Regional High School District, 4.50%, 5/1/24	395	460,586

		$3,880,119

Hospital — 11.0%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$180	$161,358
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	695	691,935
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	523,286
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	251,295
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	750	853,275
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,349,506

		$3,830,655

Insured-Education — 7.9%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$852,260
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	465	422,643
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,195,414
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	290,208

		$2,760,525

Insured-Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,000	$1,112,600

		$1,112,600

Insured-General Obligations — 41.8%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,531,327
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,086,610
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	352,330
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	375,663
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	398,109
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	422,805
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,619,715
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	414,620
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	2,734,921
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,370	2,100,673
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,084,120

	Principal
	Amount
Security	(000’s omitted)	Value
Lakewood Township, (AGC), 5.75%, 11/1/31	$700	$801,759
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,074,124
Nutley School District, (NPFG), 4.75%, 7/15/30	110	117,930
Nutley School District, (NPFG), 4.75%, 7/15/31	410	437,630

		$14,552,336

Insured-Hospital — 13.9%
New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$750	$754,597
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(2)	2,000	2,081,880
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	174,505
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	250	256,625
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,592,160

		$4,859,767

Insured-Lease Revenue/Certificates of Participation — 17.5%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,210,610
Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,250	1,251,237
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,415,336
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	500	587,565
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,648,700

		$6,113,448

Insured-Special Tax Revenue — 13.8%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$720,200
Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	500	579,500
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	1,013,191
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,170,293
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	518,112
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,610	533,994
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,095	270,821

		$4,806,111

Insured-Transportation — 19.5%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,818,045
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(2)	3,875	4,021,673
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	768,053
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	200,754

		$6,808,525

Insured-Water and Sewer — 8.3%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,465,775
Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	610	413,226

		$2,879,001

Lease Revenue/Certificates of Participation — 1.8%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$620,088

		$620,088

Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,044,497

		$1,044,497

	Principal
	Amount
Security	(000’s omitted)	Value
Transportation — 10.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$623,235
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	220,372
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,292,911
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,325	1,336,527

		$3,473,045

Total Tax-Exempt Investments — 166.9% (identified cost $54,682,843)		$58,158,973

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%		$(19,600,594)

Other Assets, Less Liabilities — (10.7)%		$(3,705,963)

Net Assets Applicable to Common Shares — 100.0%		$34,852,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 75.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 26.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	75 U.S. 30-Year Treasury Bond	Short	$(10,694,407)	$(10,860,938)	$(166,531)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $166,531.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,815,761

Gross unrealized appreciation	$4,170,553
Gross unrealized depreciation	(617,341)

Net unrealized appreciation	$3,553,212

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,158,973	$—	$58,158,973

Total Investments	$—	$58,158,973	$—	$58,158,973

Liability Description

Futures Contracts	$(166,531)	$—	$—	$(166,531)

Total	$(166,531)	$—	$—	$(166,531)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: February 23, 2012